May. 14, 2015

PIMCO Equity Series VIT
Supplement Dated May 14, 2015 to the Administrative Class Prospectus, Advisor Class Prospectus and
Institutional Class Prospectus (each dated April 30, 2015), each as supplemented from time to time
(collectively, the "Prospectuses" and each a "Prospectus"); and the Statement of Additional Information
dated April 30, 2015, as supplemented from time to time (the "SAI")
Disclosure Related to the PIMCO EqS Pathfinder Portfolio® (the "Portfolio")
IMPORTANT NOTICE REGARDING CHANGES IN PORTFOLIO NAME, INVESTMENT OBJECTIVE, ADVISORY FEE, PRINCIPAL INVESTMENT STRATEGIES AND PORTFOLIO MANAGER
Effective July 13, 2015 all references to the Portfolio's name in each Prospectus and the SAI are deleted and replaced with the following:
PIMCO Global Dividend Portfolio
In addition, effective July 13, 2015, the "Investment Objective" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:
The Portfolio's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Portfolio's secondary objective is to seek to provide long-term capital appreciation.
In addition, effective July 13, 2015, the advisory fee for the Portfolio, stated as a percentage of the Portfolio's average daily net assets, will decrease from 0.75% to 0.69%.
In addition, PIMCO has contractually agreed, through May 1, 2016, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. This Fee Limitation Agreement renews annually for a full year unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Effective July 13, 2015, the amount of the waiver set forth in the Fee Limitation Agreement, stated as a percentage of the Portfolio's average daily net assets, will change from 0.13% to 0.16%. Accordingly, the change to the Fee Limitation Agreement, together with the advisory fee reduction, will cause the Portfolio's net advisory fee to decrease, through May 1, 2016, from 0.62% to 0.53% of the average daily net assets of the Portfolio. Accordingly, effective July 13, 2015, corresponding changes are made throughout each Prospectus and the SAI.
In addition, effective July 13, 2015, the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:
The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 75% of its assets in equity and equity-related securities, including common and preferred stock (and securities convertible into, or that Pacific Investment Management Company LLC ("PIMCO") expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. The Portfolio may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.
When making equity investments, PIMCO uses bottom-up, fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. PIMCO seeks to increase portfolio diversification by investing in companies that are in various stages of the business life cycle. PIMCO also seeks to incorporate its extensive global macro insights into the portfolio construction process.
The Portfolio may also invest in "Fixed Income Instruments" of varying maturities. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Portfolio may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Portfolio may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may also enter into reverse repurchase agreements and lend portfolio securities.
The Portfolio may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Portfolio may also invest in securities and instruments that are economically tied to emerging market countries. The Portfolio may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation.
In addition, effective July 13, 2015, the Portfolio will no longer make investments through the PIMCO Cayman Commodity Portfolio III, Ltd. Therefore, effective July 13, 2015, corresponding changes are made throughout each Prospectus and the SAI.
In addition, effective July 13, 2015, the Portfolio's broad-based securities market index is the MSCI All Country World Index. Accordingly, effective July 13, 2015, the following sentences are added before the first sentence of the second paragraph of the Performance Information Section of the Portfolio's Portfolio Summary in each Prospectus:
Effective July 13, 2015, the Portfolio's broad-based securities market index is the MSCI All Country World Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Portfolio's new broad-based securities market index was selected as its use is more closely aligned with the Portfolio's principal investment strategies and investment objective. Prior to July 13, 2015, the Portfolio's primary benchmark index was the MSCI World Index.
In addition, effective July 13, 2015, corresponding changes are made to the Average Annual Total Returns Table in the Performance Information Section of the Portfolio's Portfolio Summary in each Prospectus.

In addition, effective July 13, 2015, the following is added immediately after "Equity Risk" in the "Principal Risks" section of  the Portfolio's Portfolio Summary in each Prospectus:
Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Portfolio or the Portfolio receiving less income
In addition, effective July 13, 2015, the following is added immediately after "Currency Risk" in the "Principal Risks" section of the Portfolio's Portfolio Summary in each Prospectus:
Real Estate Risk: the risk that the Portfolio's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Portfolio to liquidity and valuation risk
In addition, effective July 13, 2015, the following is added immediately after "Tax Risk" in the "Principal Risks" section of the Portfolio's Portfolio Summary in each Prospectus:
Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"